EQUITY INVESTMENTS	12 Months Ended
Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
EQUITY INVESTMENTS	EQUITY INVESTMENTS

(millions of Canadian $)	Ownership Interest at December 31, 2019	Income/(Loss) from Equity Investments			Equity Investments
		year ended December 31			at December 31
		2019	2018	2017	2019	2018

Canadian Natural Gas Pipelines
TQM	50.0%	12	12	11	79	71
U.S. Natural Gas Pipelines
Northern Border[1]	50.0%	91	87	87	549	677
Millennium	47.5%	92	75	66	496	511
Iroquois[2]	50.0%	54	60	59	241	291
Pennant Midstream[3]	nil	12	17	11	—	256
Other	Various	15	17	17	112	113
Mexico Natural Gas Pipelines
Sur de Texas[4]	60.0%	3	27	66	600	627
TransGas	nil	—	—	(12)	—	—
Liquids Pipelines
Grand Rapids[5]	50.0%	56	65	17	1,028	1,028
Northern Courier[6]	15.0%	14	—	—	62	—
Other[7]	Various	—	(1)	(20)	19	21
Power and Storage
Bruce Power[8]	48.4%	527	311	434	3,256	3,166
Portlands Energy Centre[9]	50.0%	35	36	31	—	289
TransCanada Turbines	50.0%	9	8	6	64	63
		920	714	773	6,506	7,113

1
At December 31, 2019, the difference between the carrying value of the investment and the underlying equity in the net assets of Northern Border Pipeline Company was US$116 million (2018 – US$115 million) due mainly to the fair value assessment of assets at the time of acquisition.

2
At December 31, 2019, the difference between the carrying value of the investment and the underlying equity in the net assets of Iroquois was US$40 million (2018 – US$41 million) due mainly to the fair value assessment of the assets at the time of acquisitions.

3
On August 1, 2019, TC Energy completed the sale of certain Columbia midstream assets, including the Company's investment in Pennant Midstream, to a third party. Refer to Note 27, Acquisitions and dispositions, for additional information.

4
TC Energy has a 60 per cent ownership interest in Sur de Texas which, as a jointly controlled entity, applies the equity method of accounting. Income from equity investments recorded in the Corporate segment reflects the Company's proportionate share of Sur de Texas foreign exchange gains and losses on the peso-denominated loans from affiliates which are fully offset in Interest income and other in the Consolidated statement of income. Sur de Texas was placed into service in September 2019.

5
At December 31, 2019, the difference between the carrying value of the investment and the underlying equity in the net assets of Grand Rapids was $101 million (2018 – $102 million) due mainly to interest capitalized during construction and the fair value of guarantees. Grand Rapids was placed in service in August 2017.

6
On July 17, 2019, TC Energy completed the sale of an 85 per cent equity interest in Northern Courier, and it now applies the equity method to account for its 15 per cent retained equity interest in the jointly controlled entity. Refer to Note 27, Acquisitions and dispositions, for additional information.

At December 31, 2019, the difference between the carrying value of the investment and the underlying equity in the net assets of Northern Courier was $62 million due mainly to the fair value of guarantees and the fair value assessment of assets at the time of partial monetization.

7
Includes investments in HoustonLink Pipeline Company LLC and Canaport Energy East Marine Terminal Limited Partnership. At December 31, 2019 and 2018, the Canaport Energy East Marine Terminal Limited Partnership investment was nil.

8
At December 31, 2019, the difference between the carrying value of the investment and the underlying equity in the net assets of Bruce Power was $829 million (2018 – $870 million) due mainly to capitalized interest and the fair value assessment of assets at the time of acquisitions.

9
Investment in Portlands Energy Centre was reclassed to Assets held for sale following an agreement effective July 30, 2019 to sell the investment to a third party. Refer to Note 6, Assets held for sale, for additional information. At December 31, 2019, the difference between the carrying value of the investment and the underlying equity in the net assets of Portlands Energy Centre was $76 million (2018 – $73 million) due mainly to capitalized interest.

TransGas de Occidente S.A. Impairment
In August 2017, TC Energy recognized an impairment charge of $12 million on its 46.5 per cent equity investment in TransGas de Occidente S.A. (TransGas). TransGas constructed and operated a natural gas pipeline in Colombia for a 20-year contract term. As per the terms of the agreement, upon completion of the 20-year contract in August 2017, TransGas transferred its pipeline assets to Transportadora de Gas Internacional S.A. The non-cash impairment charge represented the write-down of the remaining carrying value of the equity investment which was recognized in Income from equity investments in the Consolidated statement of income in the Mexico Natural Gas Pipelines segment.
Canaport Energy East Marine Terminal Limited Partnership Impairment
In October 2017, the Company informed the NEB that it would not be proceeding with the Energy East, Eastern Mainline and Upland projects. As a result, in October 2017, the Company recognized a non-cash impairment charge of $20 million in Income from equity investments in its Liquids Pipelines segment which represented the total carrying value of the equity investment in the Canaport Energy East Marine Terminal Limited Partnership.
Distributions and Contributions
Distributions received from equity investments for the year ended December 31, 2019 were $1,399 million (2018 – $1,106 million; 2017 – $1,332 million), of which $186 million (2018 – $121 million; 2017 – $362 million) was included in Investing activities in the Consolidated statement of cash flows with respect to distributions received from Bruce Power and Northern Border from their respective financing programs.
Contributions made to equity investments for the year ended December 31, 2019 were $602 million (2018 – $1,015 million;
2017 – $1,681 million) and are included in Investing activities in the Consolidated statement of cash flows. For 2019, contributions include $32 million (2018 – $179 million; 2017 – $977 million) related to TC Energy's proportionate share of the Sur de Texas debt financing requirements.
Summarized Financial Information of Equity Investments

year ended December 31	2019	2018	2017
(millions of Canadian $)

Income
Revenues	5,693	4,836	4,913
Operating and other expenses	(3,408)	(3,545)	(2,993)
Net income	1,990	1,515	1,636
Net income attributable to TC Energy	920	714	773

at December 31	2019	2018
(millions of Canadian $)

Balance Sheet
Current assets	2,305	2,209
Non-current assets	21,865	20,647
Current liabilities	(2,060)	(2,049)
Non-current liabilities	(11,461)	(9,042)

Loan receivable from affiliate
TC Energy holds a 60 per cent equity interest in a joint venture with IEnova to build, own and operate the Sur de Texas pipeline. In 2017, TC Energy entered into a MXN 21.3 billion unsecured revolving credit facility with the joint venture, which bears interest at a floating rate and matures in March 2022. At December 31, 2019, the Company’s Consolidated balance sheet included a MXN 20.9 billion or $1.4 billion (2018 – MXN 18.9 billion or $1.3 billion) loan receivable from the Sur de Texas joint venture which represents TC Energy’s proportionate share of long-term debt financing to the joint venture. Interest income and other included interest income of $147 million in 2019 (2018 – $120 million; 2017 – $34 million) from this joint venture with a corresponding proportionate share of interest expense recorded in Income from equity investments in the Mexico Natural Gas Pipelines segment. Interest income and other also included foreign exchange gains of $53 million in 2019 (2018 – losses of $5 million; 2017 – losses of $63 million) from this joint venture with a corresponding proportionate share of Sur de Texas foreign exchange gains and losses recorded in Income from equity investments in the Corporate segment.